Other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Advance to employees, vacation and 13th salary	R$ 14,054	R$ 16,706
Retentions for contingencies - Acquired	15,184	13,193
Prepaid expenses - Services	12,737	7,464
Refunds with partners	12,496
Refunds with business associate	9,698
Advance to suppliers	3,587	6,141
Other	6,859	5,343
Total	74,615	48,847
Current assets	48,762	22,509
Non-current assets	25,853	26,338
Other receivables and guarantee deposits	R$ 2,636	R$ 3,527